Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 55	kr 51	kr 48
Share-based compensation expenses	70	58	43
Defined contribution plans	2	2	2
Total	kr 127	kr 111	kr 93